Rights to use airport facilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Rights To Use Airport Facilities [Abstract]
Rights to use airport facilities
10.	Rights to use airport facilities

The value of the rights to use airport facilities at December 31, 2016, 2017 and 2018 was as follows (only Mexican airports):

	December 31, 2016		December 31, 2017		December 31, 2018
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,074,013)		(1,130,713)		(1,187,412)
	Ps.	1,043,695	Ps.	986,995	Ps.	930,296

The amortization charge for the years ended December 31, 2016, 2017 and 2018 amounts to Ps. 56,699, Ps. 56,700 and Ps. 56,699, s